Leases - Schedule of carrying amounts of lease liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Beginning balance	€ (9,970,927)	€ (9,214,428)
Additions	(580,719)	(2,446,388)
Additions due to business combinations		(210,667)
Accretion of interest	(191,638)	(215,464)
Payments	2,567,839	2,031,598
Derecognition of lease liability		168,183
Foreign currency effect	266,013	(83,763)
Ending balance	(7,909,432)	(9,970,927)
Current	(2,314,900)	(2,025,193)
Non-current	€ (5,594,532)	€ (7,945,734)